SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of reserve for credit losses
The reserve for credit losses as of December 31, 2022 and 2021, consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Balance at beginning of period	$406	$428
Additions to allowance for credit losses	228	433
Cash receipts	(126)	—
Write offs	(83)	(455)

Balance at end of period	$425	$406

Summary of property and equipment useful lives

Estimated Useful Life (Years)
Furniture and fixtures	5
Computer equipment and software	3 to 7
Leasehold improvements	Lesser of economic useful life (typically 10 years) or original lease term

Schedule of reserve for revenues
The reserve for returns as of December 31, 2022 and 2021, consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Balance at beginning of period	$1,839	$598
Additions to reserve	2,069	1,559
Deductions from reserve	(2,494)	(318)

Balance at end of period	$1,414	$1,839